Debt issued designated at fair value	6 Months Ended
Jun. 30, 2023
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory
Note 12

Debt issued designated at fair value

USD m 30.6.23 31.3.23 31.12.22
Issued debt instruments
Equity-linked
1
64,446 44,721 41,901
Rates-linked and fixed-rate 42,676 22,470 22,814
Credit-linked 7,655 2,815 2,170
Commodity-linked 4,234 4,311 4,294
Other 6,039 2,916 2,459
of which: debt that contributes to total loss-absorbing capacity 4,287 2,477 1,959
Total debt issued designated at fair value
2
125,050 77,233 73,638
of which: issued by UBS AG standalone with original maturity greater than one year
3
64,047 60,268 57,750
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
3
34,814
of which: issued by Credit Suisse International standalone

with original maturity greater than one year
3
1,561
1 Includes investment fund unit-linked instruments issued.

2 Of which Credit Suisse: USD 42.4bn as of 30 June

2023.

3 Based on original contractual maturity without considering any early redemption features.
As of 30 June 2023, 100 % of the balance was unsecured (31 March 2023: 100%; 31 December 2022: 100%).